Short-Term Investments and Loans (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2017	Dec. 31, 2016
Loans:
Current maturities of long-term loans		₪ 5	₪ 48
Loans		1	2
Total Loans		6	50
Deposits:
Bank deposits		1	3
Purchase contract deposits and others	[1]	31	43
Short-Term Investments and Loans, Total		32	46
Total Deposits		₪ 38	₪ 96

[1]	NIS 27 million restricted cash which bear no interest.